Equity based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Vermilion incentive plan [Member]
Disclosure Of Equity Based Compensation [Line Items]
Summary of number of awards outstanding under VIP and the Five-Year Compensation Arrangement

The following table summarizes the number of awards outstanding under the VIP and the Five-Year Compensation Arrangement:

Number of VIP and Five Year Compensation Awards (‘000s)	2019	2018
Opening balance	1,931	1,685
Granted	1,193	932
Vested	(688)	(520)
Forfeited	(168)	(166)
Closing balance (1)	2,268	1,931